Fair Value Measurements - Schedule of Assets Measured at Fair Value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Assets
Investments held in Trust Account	$ 58,809,205	$ 57,784,454
Fair Value, Inputs, Level 1 [Member]
Assets
Investments held in Trust Account	58,809,205	57,784,454
Fair Value, Inputs, Level 2 [Member]
Assets
Investments held in Trust Account	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Investments held in Trust Account	$ 0	$ 0